CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 10,838	$ 18,959
Restricted cash	430	430
Trade receivables (net of allowance for doubtful accounts of $15 at June 30, 2015 and December 31, 2014)	4,601	5,991
Other accounts receivable and prepaid expenses	1,255	453
Total current assets	17,124	25,833
Severance pay fund	3,542	3,247
Property and equipment, net	1,138	980
Intangible assets, net	10,849	5,402
Goodwill	30,943	17,467
Other long-term assets	143	577
Total long-term assets	46,615	27,673
Total assets	63,739	53,506
CURRENT LIABILITIES:
Trade payables	720	322
Contingent consideration and payment obligation related to acquisitions	2,442	2,278
Deferred revenues	9,666	7,091
Employees and payroll accruals	3,496	3,023
Accrued expenses and other current liabilities	1,015	1,551
Total current liabilities	17,339	14,265
LONG-TERM LIABILITIES:
Deferred revenue	767	576
Liabilities presented at fair value	965	906
Contingent consideration related to acquisitions	1,736	2,208
Accrued severance pay	4,754	4,296
Other liabilities	977	98
Total long-term liabilities	9,199	8,084
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value per share - Authorized: 32,500,000 shares at June 30, 2015 and December 31, 2014; Issued and outstanding: 16,225,825 shares at June 30, 2015 and 15,375,716 shares at December 31, 2014	1,857	1,772
Additional paid-in capital	142,172	133,931
Accumulated other comprehensive loss	(1,028)	(871)
Accumulated deficit	(105,800)	(103,675)
Total shareholders' equity	37,201	31,157
Total liabilities and shareholders' equity	$ 63,739	$ 53,506